INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 152,139	$ 22,423	¥ 167,955
Restricted cash	4,563	673	384
Derivative assets	80	12
Total short-term investments, Fair value	10,062	1,483	5,090
Accounts receivable, net of allowances of RMB6,495 and RMB5,047 (US$744) as of December 31, 2025 and June 30, 2026, respectively	39,026	5,752	43,228
Prepayments and other current assets	16,086	2,369	15,306
Total current assets	221,956	32,712	231,963
Non-current assets:
Property and equipment, net	4,591	677	2,798
Operating lease right-of-use assets	13,170	1,941	14,873
Intangible assets, net	7,822	1,153	9,966
Digital assets	570	84
Goodwill	37,785	5,569	37,785
Long-term investments	111,383	16,416	112,609
Deferred tax assets	14	2	6
Other non-current assets	6,233	918	6,165
Total non-current assets	181,568	26,760	184,202
Total assets	403,524	59,472	416,165
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of nil and RMB5,000 (US$737) as of December 31, 2025 and June 30, 2026, respectively)	5,000	737
Accounts payable (including accounts payable of the VIE without recourse to the Company of RMB32,191 and RMB30,182 (US$4,448) as of December 31, 2025 and June 30, 2026, respectively)	35,445	5,224	39,404
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB121,627 and RMB116,975 (US$17,240) as of December 31, 2025 and June 30, 2026, respectively)	181,853	26,802	178,650
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of RMB2,526 and RMB2,312 (US$341) as of December 31, 2025 and June 30, 2026, respectively)	3,734	550	3,982
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB66,896 and RMB57,916 (US$8,536) as of December 31, 2025 and June 30, 2026, respectively)	78,552	11,577	80,939
Total current liabilities	304,584	44,890	302,975
Non-current liabilities:
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of RMB6,117 and RMB5,243 (US$773) as of December 31, 2025 and June 30, 2026, respectively)	9,800	1,444	11,432
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of RMB1,883 and nil as of December 31, 2025 and June 30, 2026, respectively)	1,579	233	1,883
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB450 and RMB450 (US$66) as of December 31, 2025 and June 30, 2026, respectively)	450	66	450
Total non-current liabilities	11,829	1,743	13,765
Total liabilities	316,413	46,633	316,740
Commitments and contingencies
Shareholders' equity
Treasury shares (1,415,422 and 2,468,342 class A common shares as of December 31, 2025 and June 30, 2026, respectively)	(9,852)	(1,452)	(6,430)
Additional paid-in capital	1,049,672	154,702	1,049,029
Accumulated deficit	(992,355)	(146,255)	(995,292)
Accumulated other comprehensive income	16,881	2,488	18,440
Total Aurora Mobile Limited's shareholders' equity	64,397	9,491	65,798
Noncontrolling interests	22,714	3,348	33,627
Total shareholders' equity	87,111	12,839	99,425
Total liabilities and shareholders' equity	403,524	59,472	416,165
Class A Common Shares
Shareholders' equity
Common shares	40	6	40
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11